Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to the Company	$ (11,940,536)	$ (8,083,640)	$ 1,609,959
Accretion of redeemable preference shares to redemption value	(1,162,826)	(2,377,429)	(1,528,789)
Undistributed earnings attributable to redeemable preferred shareholders and Series Seed preferred shareholders of the company	0	0	(53,538)
Net income (loss) attributable to ordinary share of the Company - basic	0	(10,461,069)	27,632
Net income (loss) attributable to ordinary share of the Company - diluted	$ 0	$ (10,461,069)	$ 27,632
Denominator:
Weighted average number of ordinary shares outstanding		713,323,788	656,200,500
Weighted average number of vested restricted share units	2,995,255
Denominator used in computing earnings (loss) per share - basic	1,287,213,767	713,323,788	656,200,500
Denominator used in computing earnings (loss) per share - diluted	1,287,213,767	713,323,788	656,200,500
Earnings (loss) per ordinary share - basic		$ (0.01)
Earnings (loss) per ordinary share - diluted		$ (0.01)
Class A and Class B Ordinary Shares
Numerator:
Net income (loss) attributable to ordinary share of the Company - basic	$ (13,103,362)
Net income (loss) attributable to ordinary share of the Company - diluted	$ (13,103,362)
Denominator:
Weighted average number of ordinary shares outstanding	1,284,218,512
Denominator used in computing earnings (loss) per share - basic	1,287,213,767
Denominator used in computing earnings (loss) per share - diluted	1,287,213,767
Earnings (loss) per ordinary share - basic	$ (0.01)
Earnings (loss) per ordinary share - diluted	$ (0.01)